Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2021
Inventory, Work in Process and Raw Materials [Abstract]
Summary of Inventories

	As of December 31,
	2020	2021
	RMB	RMB	US$
Raw materials	27,637	81,027	12,716
Work in progress	24,849	7,902	1,240
Finished goods	15,535	34,281	5,379

	68,021	123,210	19,335